UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2002

Check here if Amendment			No
 Amendment Number:			0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		Enhanced Investment Technologies LLC
Address:	Harbour Financial Center
		2401 P.G.A. Blvd., Suite 200
		Palm Beach Gardens, Fl 33410

Form 13F File Number:    28-4211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	John Paganelli
Title:  Vice President - Treasurer
Phone:  303-329-0200

Signature, Place, and Date of Signing:
/s/  John Paganelli   Denver, CO 80206   November 14, 2002

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
28-1548   		Berger Financial Group LLC

I am signing this report as required by the Securities Exchange Act of 1934.